Vanguard® Real Estate Index Fund
Schedule of Investments (unaudited)
As of April 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Equity Real Estate Investment Trusts (REITs) (94.0%)
Data Center REITs (9.3%)
	Equinix Inc.	3,642,627	3,944,346
	Digital Realty Trust Inc.	12,743,645	2,560,708
			6,505,054
Diversified REITs (1.6%)
	WP Carey Inc.	8,130,085	592,927
	Essential Properties Realty Trust Inc.	7,351,013	231,042
	Broadstone Net Lease Inc.	7,019,901	138,994
	Global Net Lease Inc.	7,319,861	69,978
	American Assets Trust Inc.	1,815,209	37,648
	CTO Realty Growth Inc.	1,201,296	24,326
	Gladstone Commercial Corp.	1,795,469	22,641
	AH Realty Trust Inc.	2,973,402	18,108
			1,135,664
Health Care REITs (13.9%)
	Welltower Inc.	25,200,255	5,477,023
	Ventas Inc.	17,426,731	1,531,113
	Omega Healthcare Investors Inc.	10,963,892	514,974
	Healthpeak Properties Inc.	25,782,074	416,896
	American Healthcare REIT Inc.	6,581,848	334,226
	CareTrust REIT Inc.	8,284,320	326,816
	Alexandria Real Estate Equities Inc.	5,770,500	233,763
	Healthcare Realty Trust Inc. Class A	12,392,861	231,747
	Sabra Health Care REIT Inc.	9,250,674	191,119
	National Health Investors Inc.	1,767,381	135,929
[1]	Medical Properties Trust Inc.	15,157,437	74,878
	LTC Properties Inc.	1,766,432	67,513
	Sila Realty Trust Inc.	2,044,883	62,226
	Diversified Healthcare Trust	6,288,135	47,413
	Universal Health Realty Income Trust	489,199	19,910
	Community Healthcare Trust Inc.	1,052,206	18,119
	Chiron Real Estate Inc.	472,468	16,569
			9,700,234
Hotel & Resort REITs (1.9%)
	Host Hotels & Resorts Inc.	25,512,848	539,087
	Ryman Hospitality Properties Inc.	2,220,537	233,356
	Apple Hospitality REIT Inc.	8,337,802	112,310
	Park Hotels & Resorts Inc.	7,415,989	85,061
	DiamondRock Hospitality Co.	7,557,003	77,081
	Sunstone Hotel Investors Inc.	6,693,189	65,727
	Pebblebrook Hotel Trust	4,214,189	59,209
	Xenia Hotels & Resorts Inc.	3,517,197	57,225
	RLJ Lodging Trust	5,047,652	41,593
	Service Properties Trust	21,693,376	33,625
	Summit Hotel Properties Inc.	4,036,383	20,061
	Chatham Lodging Trust	1,709,678	14,840
			1,339,175
Industrial REITs (9.8%)
	Prologis Inc.	34,460,256	4,894,046
	EastGroup Properties Inc.	1,979,196	398,214
	Rexford Industrial Realty Inc.	8,637,101	309,986
	First Industrial Realty Trust Inc.	4,912,774	304,641
	STAG Industrial Inc.	6,928,260	267,292
	Terreno Realty Corp.	3,835,882	250,099
	Americold Realty Trust Inc.	10,568,213	129,249
	LXP Industrial Trust	2,196,212	111,831
	Lineage Inc.	2,540,717	93,702
	Innovative Industrial Properties Inc.	1,039,618	56,399
	One Liberty Properties Inc.	602,017	13,672
			6,829,131

		Shares	Market Value ($000)
Multi-Family Residential REITs (5.9%)
	AvalonBay Communities Inc.	5,253,062	961,311
	Equity Residential	13,409,544	876,716
	Essex Property Trust Inc.	2,389,343	628,899
	Mid-America Apartment Communities Inc.	4,343,640	561,112
	UDR Inc.	11,647,741	423,279
	Camden Property Trust	3,947,182	414,533
	Independence Realty Trust Inc.	8,870,525	144,678
	Veris Residential Inc.	3,119,203	59,171
	Centerspace	619,720	42,308
	NexPoint Residential Trust Inc.	799,789	23,106
	Apartment Investment & Management Co. Class A	5,016,990	21,322
			4,156,435
Office REITs (2.0%)
	BXP Inc.	5,510,108	322,121
	Vornado Realty Trust	6,056,351	181,024
	Cousins Properties Inc.	6,231,549	159,590
	Kilroy Realty Corp.	4,169,426	138,675
	COPT Defense Properties	4,200,085	131,253
	SL Green Realty Corp.	2,634,904	111,746
	Highwoods Properties Inc.	4,076,930	99,110
	Douglas Emmett Inc.	6,212,915	67,162
*	Piedmont Realty Trust Inc.	4,619,895	38,622
	Easterly Government Properties Inc. Class A	1,625,333	38,049
	JBG SMITH Properties	2,195,675	32,935
	Empire State Realty Trust Inc. Class A	5,336,848	29,726
	Peakstone Realty Trust	1,364,875	28,635
	Brandywine Realty Trust	6,445,075	19,529
*	Hudson Pacific Properties Inc.	2,011,417	18,525
*,2	New York REIT Liquidating LLC	1,208	3
			1,416,705
Other (14.6%)[3]
[4,5]	Vanguard Real Estate II Index Fund	441,410,735	10,231,901
Other Specialized REITs (5.9%)
	Iron Mountain Inc.	10,966,144	1,381,625
	VICI Properties Inc. Class A	37,710,247	1,101,139
	Gaming & Leisure Properties Inc.	10,499,371	508,800
	Lamar Advertising Co. Class A	3,187,560	439,373
	Millrose Properties Inc.	5,720,093	175,435
	Outfront Media Inc.	5,583,853	172,262
	EPR Properties	2,824,772	157,651
	Four Corners Property Trust Inc.	3,935,444	100,629
	Safehold Inc.	1,730,731	27,726
	Farmland Partners Inc.	1,518,883	16,328
	Gladstone Land Corp.	1,313,342	12,595
			4,093,563
Retail REITs (12.1%)
	Simon Property Group Inc.	12,111,478	2,467,229
	Realty Income Corp.	33,857,791	2,175,024
	Kimco Realty Corp.	25,123,351	593,916
	Regency Centers Corp.	6,446,203	501,837
	Brixmor Property Group Inc.	11,356,041	341,703
	Federal Realty Investment Trust	3,040,525	337,194
	Agree Realty Corp.	4,263,967	328,795
	NNN REIT Inc.	7,045,858	308,538
	Kite Realty Group Trust	8,032,222	210,123
	Macerich Co.	9,501,804	206,474
	Phillips Edison & Co. Inc.	4,667,003	187,450
	Tanger Inc.	4,270,488	158,350
	Acadia Realty Trust	4,861,160	105,098
	Urban Edge Properties	4,668,915	102,343
	Curbline Properties Corp.	3,518,296	97,105
	InvenTrust Properties Corp.	2,879,447	92,488
	Getty Realty Corp.	2,035,050	67,401
[1]	NETSTREIT Corp.	3,099,900	63,765
	Whitestone REIT	1,703,434	32,263
	CBL & Associates Properties Inc.	569,145	25,623

		Shares	Market Value ($000)
	Alexander's Inc.	85,260	21,482
	Saul Centers Inc.	498,296	17,156
	SITE Centers Corp.	1,848,727	10,150
			8,451,507
Self-Storage REITs (4.9%)
	Public Storage	5,858,589	1,771,930
	Extra Space Storage Inc.	7,874,224	1,128,612
	CubeSmart	8,319,932	336,791
	National Storage Affiliates Trust	2,712,549	115,446
	Smartstop Self Storage REIT Inc.	2,053,929	64,658
			3,417,437
Single-Family Residential REITs (3.0%)
	Invitation Homes Inc.	21,605,484	621,590
	Sun Communities Inc.	4,587,988	586,529
	Equity LifeStyle Properties Inc.	6,831,338	432,355
	American Homes 4 Rent Class A	12,369,764	393,853
	UMH Properties Inc.	3,003,984	46,712
			2,081,039
Telecom Tower REITs (7.8%)
	American Tower Corp.	17,367,869	3,173,283
	Crown Castle Inc.	16,155,928	1,434,323
	SBA Communications Corp.	3,952,807	874,361
			5,481,967
Timber REITs (1.3%)
	Weyerhaeuser Co.	26,743,365	655,747
	Rayonier Inc.	10,642,732	225,733
			881,480
Total Equity Real Estate Investment Trusts (REITs) (Cost $57,682,414)			65,721,292
Real Estate Management & Development (5.7%)
Diversified Real Estate Activities (0.2%)
	St. Joe Co.	1,392,532	89,916
*	Tejon Ranch Co.	748,433	14,647
	RMR Group Inc. Class A	596,022	10,615
			115,178
Real Estate Development (0.1%)
*	Howard Hughes Holdings Inc.	1,211,808	75,459
*	Forestar Group Inc.	755,078	21,339
			96,798
Real Estate Operating Companies (0.2%)
[1]	Landbridge Co. LLC Class A	1,032,707	70,978
	Kennedy-Wilson Holdings Inc.	4,092,669	44,610
*	Seritage Growth Properties Class A	1,360,270	3,510
			119,098
Real Estate Services (5.2%)
*	CBRE Group Inc. Class A	11,040,463	1,575,805
*	Jones Lang LaSalle Inc.	1,750,886	557,009
*	CoStar Group Inc.	15,648,494	541,594
*	Zillow Group Inc. Class C	6,216,507	276,013
*,1	Opendoor Technologies Inc.	33,615,590	180,852
*	Compass Inc. Class A	23,845,783	180,512
*	Cushman & Wakefield Ltd.	8,592,072	120,633
	Newmark Group Inc. Class A	5,619,578	90,588
*,1	Zillow Group Inc. Class A	1,749,894	78,063
	Marcus & Millichap Inc.	938,748	26,088
	eXp World Holdings Inc.	2,968,327	18,463
			3,645,620
Total Real Estate Management & Development (Cost $4,337,001)			3,976,694

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[6,7]	Vanguard Market Liquidity Fund (Cost $276,401)	3.685%	2,764,541	276,426
Total Investments (100.1%) (Cost $62,295,816)				69,974,412
Other Assets and Liabilities—Net (-0.1%)				(78,080)
Net Assets (100%)				69,896,332
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $114,844.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5	Represents a wholly owned fund.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $125,415 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
BXP Inc.	8/31/2026	BANA	4,352	(3.640)	84	—
CoStar Group Inc.	8/31/2026	BANA	2,718	(3.640)	—	(123)
CubeSmart	2/1/2027	GSI	5,453	(3.640)	206	—
eXp World Holdings Inc.	2/1/2027	GSI	3,544	(3.640)	—	(22)
Lamar Advertising Co. Class A	2/1/2027	GSI	4,703	(3.640)	115	—
Medical Properties Trust Inc.	2/1/2027	GSI	19,050	(3.640)	—	(255)
Realty Income Corp.	8/31/2026	BANA	16,943	(3.640)	472	—
VICI Properties Inc. Class A	8/31/2026	BANA	77,540	(4.338)	2,053	—
VICI Properties Inc. Class A	3/12/2027	CITNA	2,628	(4.090)	36	—
Welltower Inc.	8/31/2026	BANA	55,020	(3.640)	1,912	—
					4,878	(400)
1 Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.
At April 30, 2026, the counterparties had deposited in segregated accounts securities with a value of $1,717 in connection with open over-the-counter swap contracts.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in affiliated Vanguard funds are valued at that fund's net asset value.
B.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
The fund had no open futures contracts at April 30, 2026.
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of April 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	69,697,983	—	3	69,697,986
Temporary Cash Investments	276,426	—	—	276,426
Total	69,974,409	—	3	69,974,412

Derivative Financial Instruments
Assets
Swap Contracts	—	4,878	—	4,878
Liabilities
Swap Contracts	—	(400)	—	(400)

E.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Jan. 31, 2026 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Apr. 30, 2026 Market Value ($000)
Vanguard Market Liquidity Fund	221,837	NA2	NA2	(20)	(8)	914	—	276,426
Vanguard Real Estate II Index Fund	9,546,283	99,611	—	—	586,007	99,611	—	10,231,901
Total	9,768,120	99,611	—	(20)	585,999	100,525	—	10,508,327
1	Does not include adjustments related to return of capital.
2	Not applicable—purchases and sales are for temporary cash investment purposes.